Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	USD ($)	MXN ($)	Increase in Certificates of Contribution "A" [member] MXN ($)	Adjusted Balance [member] MXN ($)	Cumulative currency translation effect [member] USD ($)	Cumulative currency translation effect [member] MXN ($)	Cumulative currency translation effect [member] Adjusted Balance [member] MXN ($)	Actuarial (losses) gains on employee benefits effect [member] USD ($)	Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Actuarial (losses) gains on employee benefits effect [member] Adjusted Balance [member] MXN ($)	Certificates of Contribution "A" [member] USD ($)	Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Adjusted Balance [member] MXN ($)	Mexican Government contributions [member] USD ($)	Mexican Government contributions [member] MXN ($)	Mexican Government contributions [member] Adjusted Balance [member] MXN ($)	Legal reserve [member] USD ($)	Legal reserve [member] MXN ($)	Legal reserve [member] Adjusted Balance [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Accumulated deficit [member] USD ($)	Accumulated deficit [member] MXN ($)	Accumulated deficit [member] Adjusted Balance [member] MXN ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] MXN ($)	Equity attributable to owners of parent [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Equity attributable to owners of parent [member] Adjusted Balance [member] MXN ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] MXN ($)	Non-controlling interests [member] Adjusted Balance [member] MXN ($)
Beginning balance (From prior years [member]) at Dec. 31, 2017																								$ (1,752,732,435)
Beginning balance at Dec. 31, 2017		$ (1,502,377,342)										$ 356,544,447				$ 43,730,591			$ 1,002,130		$ 44,633,012	$ (196,520,194)					$ (1,503,342,449)				$ 965,107
Statement [LineItems]
Total comprehensive income (loss)		42,971,910																			1,287,215	222,547,034		(180,374,350)			43,459,899				(487,989)
Ending Balance (From prior years [member]) at Dec. 31, 2018																								(1,752,732,435)
Ending Balance at Dec. 31, 2018		(1,459,405,432)										356,544,447				43,730,591			1,002,130		45,920,227	26,026,840		(180,374,350)			(1,459,882,550)				477,118
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]																								(180,374,350)
Transfer to accumulated deficit																								180,374,350
Increase in Certificates of Contribution "A"			$ 122,131,000										$ 122,131,000															$ 122,131,000
Total comprehensive income (loss)		(594,134,870)																			(2,691,157)	(309,334,500)		(347,289,362)			(659,315,019)				(618,911)
Ending Balance (From prior years [member]) at Dec. 31, 2019																								(1,933,106,785)	$ (1,933,106,785)
Ending Balance at Dec. 31, 2019		(1,931,409,302)		$ (1,997,208,362)		$ 43,229,070	$ 43,229,070		$ (283,307,660)	$ (283,307,660)		478,675,447		$ 478,675,447		43,730,591	$ 43,730,591		1,002,130	$ 1,002,130				(281,490,302)	$ (347,289,362)		(1,931,267,509)		$ (1,997,066,569)		(141,793)	$ (141,793)
Statement [LineItems]
Non-material adjustment (Notes 4-B and 13-F)		65,799,060																						65,799,060			65,799,060
Transfer to accumulated deficit | From prior years [member]																								(281,490,302)
Transfer to accumulated deficit																								281,490,302
Increase in Certificates of Contribution "A"			$ 46,256,000										$ 46,256,000															$ 46,256,000
Non-controlling divestment		783,749																													783,749
Total comprehensive income (loss)	$ (26,084,778)	(520,357,477)																			7,972,187	(19,178,587)		(508,878,813)			(520,085,213)				(272,264)
Ending Balance (From prior years [member]) at Dec. 31, 2020																							$ (111,014,607)	(2,214,597,087)
Ending Balance at Dec. 31, 2020	$ (120,545,552)	$ (2,404,727,030)			$ 2,566,646			$ (15,163,206)			$ 26,314,068	$ 524,931,447			$ 2,192,152	$ 43,730,591		$ 50,235	$ 1,002,130		$ 51,201,257	$ (302,486,247)	$ (25,509,372)	$ (508,878,813)		$ (120,564,084)	$ (2,405,096,722)			$ 18,532	$ 369,692